Finance Cost and Income - Summary of Finance Cost and Income Included in Income Statement (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of finance income expense [line items]
Interest expense	$ (1,878)	$ (2,002)
Capitalization of borrowing costs	3	5
Net interest on net defined benefit liabilities	(37)	(41)
Accretion expense	(265)	(291)
Net losses on hedging instruments that are not part of a hedge accounting relationship	(297)	(219)
Net foreign exchange results (net of the effect of foreign exchange derivative instruments)	(38)
Tax on financial transactions	(31)	(48)
Net mark-to-market results on derivatives related to the hedging of share-based payment		(1,724)
Other financial costs, including bank fees	(66)	(77)
Finance costs, excluding exceptional items	(2,609)	(4,397)
Exceptional finance cost	(582)	(1,438)
Finance costs	(3,191)	(5,835)
Interest income	58	85
Interest income on Brazilian tax credits	76	13
Hyperinflation monetary adjustments	75	30
Net mark-to-market results on derivatives related to the hedging of share-based payment	348
Net foreign exchange results (net of the effect of foreign exchange derivative instruments)		61
Other financial income	5	4
Finance income, excluding exceptional items	562	193
Exceptional finance income	283	50
Finance income	845	243
Net finance income/(cost) excluding exceptional items	(2,047)	(4,204)
Net finance income/(cost)	$ (2,346)	$ (5,592)